CONSOLIDATED BALANCE SHEETS (Parenthetical) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Common stock, shares authorized without par value	Unlimited	Unlimited
Common stock, par value	0	0
Common stock, shares issued	166,100,000	175,400,000
Common stock, shares outstanding	166,100,000	175,400,000
First preferred stock, shares authorized	Unlimited	Unlimited
Second preferred stock, shares authorized	Unlimited	Unlimited
First preferred stock, shares outstanding	0	0
Second preferred stock, shares outstanding	0	0